Long-Term Debt (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Long-term debt consisted of the following as of:
	September 30, 2021	December 31, 2020
	(in thousands)
Term notes with interest payable monthly, interest rate at Adjusted LIBOR or Alternative Base Rate, plus an applicable margin of 3.25% (3.75% at September 30, 2021) quarterly principal payments of 0.25% of original principal balance with balloon payment due July 2028	$350,000	$—
Revolver with interest payable monthly, interest rate at Adjusted LIBOR or Alternative Base Rate, plus an applicable margin of 3.25% (3.33% at September 30, 2021), and outstanding balance due July 2026	35,000	—
Term notes with interest payable monthly, interest rate at Adjusted LIBOR or Alternative Base Rate, plus an applicable margin of 5.50% (5.65% at December 31, 2020) quarterly principal payments of 0.25% of original principal balance with balloon payment due August 2025	—	720,964
Asset purchase agreement related to acquisition of Service Nation, Inc., zero-interest unsecured debt (effective interest of 10%) with principal payments due monthly through February 2021	—	15
Subordinated unsecured promissory note related to acquisition of Service Nation, Inc., interest paid-in-kind, interest rate at 8.5% with balloon payment due September 2022	2,805	2,633
Subordinated unsecured promissory note related to acquisition of Technique Fitness, Inc. D/B/A Club OS, interest paid-in-kind, interest rate at 7% with balloon payment due December 2022	2,608	2,476
Principal debt	390,413	726,088
Deferred financing costs on long-term debt	(3,558)	(1,054)
Discount on long-term debt	(1,787)	(26,702)
Total debt	385,068	698,332
Less current maturities	6,279	7,294
Long-term portion	$378,789	$691,038

Long-term debt consisted of the following as of December 31, 2020 and 2019:

	2020	2019
	in thousands
Term notes with interest payable monthly, interest rate at Adjusted LIBOR or Alternative Base Rate, plus an applicable margin of 4.50% (5.65% and 7.30% at December 31, 2020 and 2019, respectively) quarterly principal payments of 0.25% of original principal balance with balloon payment due August 2025	$720,964	$453,065
Asset purchase agreement related to acquisition of Service Nation, Inc., zero-interest unsecured debt (effective interest of 10%) with principal payments due monthly through February 2021	15	105
Subordinated unsecured promissory note related to acquisition of Service Nation, Inc., interest paid-in-kind, interest rate at 8.5% with balloon payment due September 2022	2,633	2,419
Subordinated unsecured promissory note related to acquisition of Technique Fitness, Inc. D/B/A Club OS, interest paid-in-kind, interest rate at 7% with balloon payment due December 2022	2,476	2,308
Principal debt	726,088	457,897
Deferred financing costs on long-term debt	(1,054)	(970)
Discount on long-term debt	(26,702)	(18,164)
Total debt	698,332	438,763
Less current maturities	7,294	4,632
Long-term portion	$691,038	$434,131

Schedule of Maturities of Long-term Debt
Aggregate maturities of the Company’s debt for the years ending December 31 are as follows as of September 30, 2021 (in thousands):
Years ending December 31:
2021 (remaining three months)	$875
2022	9,362
2023	3,500
2024	3,500
2025	3,500
Thereafter	370,125
Total aggregate maturities of the Company’s debt	$390,862

Aggregate maturities of the Company’s debt for the years ending December 31 are as follows (in thousands):
Years ending December 31:
2021	$7,294
2022	13,152
2023	7,279
2024	7,279
2025	691,848
Thereafter	—
Total aggregate maturities of the Company’s debt	$726,852